Finance Costs - Summary Of Finance Cost (Detail) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on litigation settlements [abstract]
Interest on loans and borrowings (Note 12)		$ 1,179,234	$ 1,272,512	$ 918,682
Interest on convertible debentures (Note 14)		5,740,346	4,410,206	2,130,247
Interest on lease liabilities (Note 8)		137,245	350,792	168,571
Transaction costs expensed	[1]	1,471,219
Other finance costs		90,750
Total finance costs		$ 8,618,794	$ 6,033,510	$ 3,217,500

[1]	1 Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13).